Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

25. Subsequent events

The Company and Alibaba entered into a supplemental agreement to the original convertible loan agreement on April 16, 2024, which has extended the maturity date to April 30, 2025. The Company has made an undertaking to pay US$0.5 million no later than May 17, 2024, and to further pay US$0.5 million no later than September 30, 2024 as a part of the accrued interest of the Convertible Loan to Alibaba.